ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Estimations of Fair Value [Line Items]
Non-current assets held for sale	$ 206,193	$ 186,714
Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	870,110	896,257
Non-current assets held for sale	206,193	186,714
Assets held for sale	1,076,303	1,082,971
Level 3 of fair value hierarchy | Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans	870,110	896,257
Non-current assets held for sale	206,193	186,714
Assets held for sale	$ 1,076,303	$ 1,082,971